Disclosure of financial instruments and management of financial risks (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial instruments and management of financial risks
Finance income	€ 2,533	€ 6,197	€ 6,303	€ 10,085
Finance expenses	€ 155	€ 1,783	€ 495	€ 2,734